Note 9 - Retirement Plans (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Fiscal Year:
	2025	2024
Change in benefit obligation
Benefit obligation at beginning of year	$236,507	$235,038
Service cost (excluding expenses)	4,905	5,505
Interest cost	11,967	11,388
Actuarial gain	(14,616)	(4,674)
Benefit payments	(21,375)	(10,750)
Benefit obligation at end of year	$217,388	$236,507

Change in plan assets
Fair value of plan assets at beginning of year	$288,949	$294,342
Actual return on plan assets	26,901	6,428
Benefit payments and expenses	(22,729)	(11,821)
Fair value of plan assets at end of year	$293,121	$288,949

Funded status	$75,733	$52,442

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
	Fiscal Year:
	2025	2024	2023
Amounts Recognized in Accumulated Other Comprehensive Pre-Tax Loss
Prior service cost	$(1)	$(9)	$(75)
Net loss	(11,574)	(34,883)	(28,310)
Accumulated other comprehensive pre-tax loss	$(11,575)	$(34,892)	$(28,385)

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
	Fiscal Year:
	2025	2024	2023
Service cost including administrative expenses	$5,805	$6,405	$8,240
Interest cost	11,967	11,388	9,254
Expected return on plan assets	(18,504)	(17,725)	(16,104)
Amortization of net loss	750	220	-
Amortization of prior service cost	8	66	91
Net periodic benefit cost	$26	$354	$1,481

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Fiscal Year:
	2025	2024	2023
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income
Net actuarial (gain) loss	$(22,559)	$6,792	$(7,827)
Amortization of:
Prior service cost	(8)	(65)	(91)
Actuarial loss	(750)	(220)	-
Total recognized in other comprehensive income	$(23,317)	$6,507	$(7,918)

Defined Benefit Plan, Assumptions [Table Text Block]
		Fiscal Year:
	2025	2024	2023
Weighted Average Assumptions for Balance Sheet Liability at End of Year:
Discount rate - projected benefit obligation	5.63%	5.31%	5.04%
Rate of compensation increase	3.00%	3.00%	3.00%
Mortality table	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021

Weighted Average Assumptions for Benefit Cost at Beginning of Year:
Discount rate - benefit obligations	5.31%	5.04%	3.81%
Discount rate - interest cost	5.19%	4.90%	3.52%
Discount rate - service cost	5.40%	5.16%	3.93%
Expected return on plan assets	6.55%	6.15%	5.00%
Rate of compensation increase	3.00%	3.00%	3.00%

Schedule of Allocation of Plan Assets [Table Text Block]
	Target Allocation for:	Percentage of Plan Assets as of:
	Fiscal Year 2026	March 31, 2025	March 31, 2024
Equity securities	25%	24%	15%
Debt securities	69%	72%	80%
Real estate	3%	2%	2%
Cash	1%	1%	1%
Other	2%	1%	2%
Total	100%	100%	100%

Defined Benefit Plan, Plan Assets, Category [Table Text Block]
	As of March 31, 2025
	Level 1	Level 2 and Level 3	Subtotal	Measured at NAV (1)	Total
Equity securities	$42,767	$-	$42,767	$-	$42,767
Held in common/collective trusts:
Equity securities	-	-	-	26,903	26,903
Real estate	-	-	-	4,451	4,451
Debt securities	-	-	-	212,162	212,162
Cash/short-term investments (2)	-	-	-	3,485	3,485
Other investments	-	-	-	3,353	3,353
Fair value of plan assets	$42,767	$-	$42,767	$250,354	$293,121
	As of March 31, 2024
	Level 1	Level 2 and Level 3	Subtotal	Measured at NAV (1)	Total
Equity securities	$26,371	$-	$26,371	$-	$26,371
Held in common/collective trusts:
Equity securities	-	-	-	17,730	17,730
Real estate	-	-	-	4,509	4,509
Debt securities	-	-	-	231,904	231,904
Cash/short-term investments (2)	-	-	-	3,388	3,388
Other investments	-	-	-	5,047	5,047
Fair value of plan assets	$26,371	$-	$26,371	$262,578	$288,949

Schedule of Expected Benefit Payments [Table Text Block]
2026	$11,718
2027	12,423
2028	12,998
2029	13,612
2030	14,087
2031-2035	75,650